State Street SPDR MSCI EAFE StrategicFactors ETF Investment Objectives and Goals - State Street SPDR MSCI EAFE StrategicFactors ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® MSCI EAFE StrategicFactorsSM ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR MSCI EAFE StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the European, Australasian, and Far Eastern developed equity markets.